Goodwill (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended					12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 P&C segment CNY	Dec. 31, 2012 P&C segment CNY	Dec. 31, 2012 Life segment CNY	Dec. 31, 2011 Life segment CNY	Dec. 31, 2010 Life segment CNY	Dec. 31, 2011 Claims Adjusting segment CNY	Dec. 31, 2011 Datong segment CNY
Movements in carrying amount of goodwill by reportable segments
Balance at the beginning of the period	1,154,373	$ 12,609	78,553		983,007	61,653	16,900	16,900	16,900	38,077	116,389
Addition for acquisitions	41,274				41,274
Addition for contingent considerations	70,000										70,000
Disposal of Datong	(186,389)										(186,389)
Impairment loss	(1,000,705)				(962,628)					(38,077)
Balance at the end of the period	78,553	12,609	78,553		61,653	61,653	16,900	16,900	16,900
The gross amount and accumulated impairment losses by segment
Goodwill, gross	1,079,258				1,024,281			16,900		38,077
Accumulated impairment loss	(1,000,705)				(962,628)					(38,077)
Goodwill, net at the end of the period	78,553	$ 12,609	78,553		61,653	61,653	16,900	16,900	16,900